Derivative Warrants Liabilities (Details) - Schedule of reconciliation of the fair value of derivative warrants liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Reconciliation Of The Fair Value Of Derivative Warrants Liabilities Abstract
Opening balance	$ 50
Recognition of fair value of 2021 Warrant issued upon substantial modification of terms (see Note 6A1)		50
Recognition of fair value of Warrant Share issued at Effective Date (see Note 6C)	88
Closing balance	$ 138	$ 50